                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 70549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the calendar Year or Quarter Ended: 9/30/07

Check here if Amendment: [ ];  Amendment Number:
                                                 ----

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     River Oaks Capital LLC

Address:  1905 East Wayzata Blvd
          Suite 140
          Wayzata, MN 55391


        ClK #


 Form 13F File Number: 28-
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    DAVID WELCH
Title:   Principal
Phone:   952-404-7025


 Signature, Place, and Date of Signing:


/s/ David Welch             Wayzata, MN                 November 9, 2007
----------------------      --------------------        -----------------
    [Signature]               [City, State]                 [Date]

Report Type (check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all

                                   Page 1


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -------------
Form 13F Information Table Entry Total:          44
                                            -------------
Form 13F Information Table Value Total:     $86,514,219
                                            -------------
                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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                         9/30/2007
UBS SECURITIES LLC                                      1

USD

ITEM 1                          ITEM 2   ITEM 3          ITEM 4      ITEM 5        ITEM 6              ITEM 7        ITEM 8


                                                                    SHARES OF
                               TITLE OF                 FAIR MARKET PRINCIPAL  INVEST. DISC.       MANAGERS       VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP #         VALUE     AMOUNT    SOLE SHARED OTHER          SOLE  SHARED      NONE
Page 1                                                                         A    B      C              A     B           C
AMERICAN CMNTY BANKSHARES        OTC EQ  02520W106         329182     26872 N    X               RIVO     26872          0       0
ACCESS NATIONAL CORPORATIO       OTC EQ     4337101        167196     21084 N    X               RIVO     21084          0       0
ANNAPOLIS BANCORP INC            OTC EQ    35848100       1249101    156335 N    X               RIVO    156335          0       0
APPALACHIAN BANCSHARES INC       OTC EQ    37675105       3339881    236034 N    X               RIVO    236034          0       0
ATLANTIC BANCGROUP INC           OTC EQ    48221105       1656068     47995 N    X               RIVO     47995          0       0
BAY NATIONAL CORP                OTC EQ    72500101        551684     34545 N    X               RIVO     34545          0       0
BANK OF THE CAROLINAS CORP       OTC EQ  06425J102        1078121     97128 N    X               RIVO     97128          0       0
BEACH FIRST NATIONAL             OTC EQ    73334104       5462719    291345 N    X               RIVO    291345          0       0
OAK RIDGE FINANCIAL SVCS I       OTC EQ   671768109        684259     63652 N    X               RIVO     63652          0       0
CAPE FEAR BANK CORP              OTC EQ   139380109       3123575    343250 N    X               RIVO    343250          0       0
COLUMBIA BANCORP ORE             OTC EQ   197231103       1233585     62460 N    X               RIVO     62460          0       0
COMMUNITY BANCORP                OTC EQ  20343T100        2906410    115609 N    X               RIVO    115609          0       0
CCF HOLDING CO                   OTC EQ  12487X104        2855822    181207 N    X               RIVO    181207          0       0
CENTER FINANCIAL CORP            OTC EQ   1.51E+106        259060     18624 N    X               RIVO     18624          0       0
COOPERATIVE BANKSHARES INC       OTC EQ   216844100       3233536    190208 N    X               RIVO    190208          0       0
CARROLLTON BANCORP MD            OTC EQ   145282109        208074     15356 N    X               RIVO     15356          0       0
CARDINAL STATE BANK              COMMON   141546101       2276701    139461 N    X               RIVO    139461          0       0
CRESCENT BANK CO-GA              OTC EQ   225646108       1329347     40966 N    X               RIVO     40966          0       0
COMMONWEALTH BANKSHARES IN       OTC EQ   202736104       4388602    209280 N    X               RIVO    209280          0       0

                                                         36332923

                         9/30/2007
UBS SECURITIES LLC                   2

USD

FIRST CALIFORNIA FIN'L GRP       OTC EQ   319395109         807396     81886 N   X               RIVO     81886             0    0
FIRST CAPITAL BANCORP INC        OTC EQ   319438107         799618     58154 N   X               RIVO     58154             0    0
FIRST REGIONAL BANCORF-CAL       OTC EQ  33615C101         5554303    226429 N   X               RIVO    226429             0    0
INTEGRA BANK CORPORATION         OTC EQ  45814P105         1399763     77207 N   X               RIVO     77207             0    0
INTERNATIONAL BANCSHARES C       OTC EQ   459044103        3037241    139965 N   X               RIVO    139965             0    0
JACKSONVILLE BANCORP INC F       OTC EQ   469249106        1486947     53632 N   X               RIVO     53632             0    0
MONARCH FINANCIAL HLDG INC       OTC EQ  60907Q100         3968787    252789 N   X               RIVO    252789             0    0
NEWBRIDGE BANCORP                OTC EQ  65080T102         2212061    174178 N   X               RIVO    174178             0    0
OLD LINE BANCSHARES INC          OTC EQ  67984M100         1174894    123934 N   X               RIVO    123934             0    0
PORTER BANCORP INC               OTC EQ   736233107        5593471    256699 N   X               RIVO    256699             0    0
PEOPLES BANCORP OF N C INC       OTC EQ   710577107        1129225     63798 N   X               RIVO     63798             0    0
PATRIOT NATL BANCORP INC         OTC EQ  70336F104         2074409    104137 N   X               RIVO    104137             0    0
SUSSEX BANCORP                   OTC EQ   869245100        1710631    143149 N   X               RIVO    143149             0    0
SOUTHERN FIRST BANCSHARES        OTC EQ   842873101        2764880    145520 N   X               RIVO    145520             0    0
SUMMIT FINANCIAL GROUP INC       OTC EQ  86606G101         2159440    119043 N   X               RIVO    119043             0    0
SMITHTOWN BANCORP INC            OTC EQ   832449102         579785     24937 N   X               RIVO     24937             0    0
TIDELANDS BANCSHARES INC         OTC EQ   886374107         864782     65963 N   X               RIVO     65963             0    0

                                                          37317633

                         9/30/2007
UBS SECURITIES LLC                    3

USD

TIB FINANCIAL CORP               OTC EQ   872449103        1911208    172960 N   X               RIVO    172960             0    0
TEMECULA VALLEY BANCORP IN       OTC EQ  87972L104         4388849    258624 N   X               RIVO    258624             0    0
UNITY BANCORP INC-DEL            OTC EQ   913290102         423267     38201 N   X               RIVO     38201             0    0
VINEYARD NATIONAL BANCORP        OTC EQ   927426106        2961831    177143 N   X               RIVO    177143             0    0
VALLEY FINANCIAL CORP VA         OTC EQ   919629105        1411682    134318 N   X               RIVO    134318             0    0
WELLS FARGO & CO-NEW             COMMON   949746101         910732     25568 N   X               RIVO     25568             0    0
WILSHIRE BANCORP INC             OTC EQ  97186T108          335276     30563 N   X               RIVO     30563             0    0
WINTRUST FINANCIAL CORP          OTC EQ  97650W108          520818     12200 N   X               RIVO     12200             0    0

                                                          12863663

                                        Total       86,514,219.00